PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio
PowerShares DWA Technical LeadersTM Portfolio
Investment Objective
The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dorsey Wright Technical LeadersTM Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares DWA Technical Leaders (TM) Portfolio
Management Fees		0.50%
Other Expenses		0.15%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.67%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares DWA Technical Leaders (TM) Portfolio	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 96% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was comprised of stocks of approximately 100 U.S. companies from a broad mid-
and large-capitalization universe. Strictly in accordance with its guidelines and mandated procedures, Dorsey Wright & Associates ("Dorsey Wright" or the
"Index Provider") includes stocks pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. The Index Provider bases the relative strength characteristics on each security's market performance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving, and, as a result, may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 10.75%. Best Quarter Worst Quarter 22.37% (3rd Quarter 2009) (24.93)% (3rd Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
PowerShares DWA Technical Leaders (TM) Portfolio	Return Before Taxes	1.83%	0.22%	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.77%	0.12%	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.12%	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio Dorsey Wright Technical LeadersTM Index	Dorsey Wright Technical LeadersTM Index (reflects no deduction for fees, expenses or taxes)	1.65%	0.18%	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.11%)	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio S&P 500 Growth Index	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	4.65%	2.76%	Mar. 01, 2007
PowerShares DWA Technical Leaders (TM) Portfolio Russell 3000 ® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.17%	2.47%	Mar. 01, 2007